                                                                       2001
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Nationwide(R) Variable Account - 10
December 31, 2001



[LOGO[





                                                           ANNUAL REPORT


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                                                             [LOGO]


                                              Nationwide Life Insurance Company
                                                 Home Office: Columbus, Ohio

APO- 4740-12/01
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                               [NATIONWIDE LOGO]


                       NATIONWIDE LIFE INSURANCE COMPANY
               ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220



                                    [PHOTO]


                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2001 annual report of the Nationwide Variable Account-10.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.



                         /s/ Joseph J. Gasper, President

                           Joseph J. Gasper, President
                                February 20, 2002

How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-10. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-377-7701 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.



THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 27. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 24, provide further disclosures about the variable account and its underlying contract provisions.

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                         NATIONWIDE VARIABLE ACCOUNT-10
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                          December 31, 2001


Assets:
  Investments at fair value:

     American Century VP - American Century VP Income & Growth (ACVPIncGr)
       12,959 shares (cost $95,953) . . . . . . . . . . . . . . . . . . . . . . . . . .     $        83,717

     American Century VP - American Century VP International (ACVPInt)
       16,269 shares (cost $157,590)  . . . . . . . . . . . . . . . . . . . . . . . . .             107,214

     American Century VP - American Century VP Value (ACVPValue)
       6,796 shares (cost $46,424)  . . . . . . . . . . . . . . . . . . . . . . . . . .              50,562

     Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)
       350 shares (cost $4,309) . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,480

     Dreyfus IP - European Equity Portfolio (DryEuroEq)
       430 shares (cost $6,254) . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,592

     The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
       4,213 shares (cost $158,687) . . . . . . . . . . . . . . . . . . . . . . . . . .             112,359

     Dreyfus Stock Index Fund (DryStkIx)
       9,287 shares (cost $310,146) . . . . . . . . . . . . . . . . . . . . . . . . . .             272,675

     Dreyfus VIF - Appreciation Portfolio (DryAp)
       1,286 shares (cost $49,910)  . . . . . . . . . . . . . . . . . . . . . . . . . .              44,985

     Federated IS - Federated Quality Bond Fund II (FISFedQual)
       10,037 shares (cost $109,099)  . . . . . . . . . . . . . . . . . . . . . . . . .             113,121

     Fidelity((R))VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
       3,279 shares (cost $78,856)  . . . . . . . . . . . . . . . . . . . . . . . . . .              74,336

     Fidelity((R))VIP - Growth Portfolio: Service Class (FidVIPGrS)
       5,764 shares (cost $246,900)  . . . . . . . . . . . . . . . . . . . . . . . . . .            192,986

     Fidelity((R))VIP - High Income Portfolio: Service Class (FidVIPHIS)
       1,831 shares (cost $16,064)  . . . . . . . . . . . . . . . . . . . . . . . . . .              11,680

     Fidelity((R))VIP - Overseas Portfolio: Service Class (FidVIPOvS)
       2,588 shares (cost $49,857)  . . . . . . . . . . . . . . . . . . . . . . . . . .              35,789

     Fidelity((R))VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
       4,627 shares (cost $110,186)  . . . . . . . . . . . . . . . . . . . . . . . . . .             92,815

     Fidelity((R))VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
       1,843 shares (cost $34,166)  . . . . . . . . . . . . . . . . . . . . . . . . . .              27,849

     Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
       8,247 shares (cost $231,192)  . . . . . . . . . . . . . . . . . . . . . . . . . .            169,639

     Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
       19,335 shares (cost $147,506)  . . . . . . . . . . . . . . . . . . . . . . . . .              78,886

     Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
       3,820 shares (cost $121,675)  . . . . . . . . . . . . . . . . . . . . . . . . . .             88,995


                         NATIONWIDE VARIABLE ACCOUNT-10
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2001

Nationwide((R)) SAT - Capital Appreciation Fund Class I (NSATCapAp)
  5,277 shares (cost $89,178)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          55,673

Nationwide((R)) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
  4,838 shares (cost $63,196)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          63,718

Nationwide((R)) SAT - Federated Equity Income Fund Class I (NSATEqInc)
  703 shares (cost $8,163) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,300

Nationwide((R)) SAT - Federated High Income Bond Fund Class I (NSATHIncBd)
  1,907 shares (cost $15,333)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,190

Nationwide((R)) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
  1,151 shares (cost $10,155)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,151

Nationwide((R)) SAT -
Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
  1,218 shares (cost $7,020)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,127

Nationwide((R)) SAT - Gartmore International Growth Fund Class I (NSATIntGr)
  751 shares (cost $6,102) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,611

Nationwide((R)) SAT - Global 50 Fund Class I (NSATGlob50)
  734 shares (cost $8,083) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,808

Nationwide((R)) SAT - Government Bond Fund Class I (NSATGvtBd)
  14,696 shares (cost $170,690)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         171,354

Nationwide((R)) SAT - J.P.Morgan Balanced Fund Class I (NSATBal)
  4,318 shares (cost $42,373)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          40,589

Nationwide((R)) SAT - MAS Multi Sector Bond Fund Class I (NSATMSecBd)
  2,546 shares (cost $23,666)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          23,268

Nationwide((R)) SAT - Money Market Fund Class I (NSATMyMkt)
  403,391 shares (cost $403,391)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          403,391

Nationwide((R)) SAT - Small Cap Growth Fund Class I (NSATSmCapG)
  3,081 shares (cost $50,213)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          44,618

Nationwide((R)) SAT - Small Cap Value Fund Class I (NSATSmCapV)
  14,601 shares (cost $152,870)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         151,264

Nationwide((R)) SAT - Small Company Fund Class I (NSATSmCo)
  5,746 shares (cost $120,965)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          107,112

Nationwide((R)) SAT - Strategic Value Fund Class I (NSATStrVal)
  427 shares (cost $4,273) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,119

Nationwide((R)) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
  3,609 shares (cost $58,768)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          41,828

Nationwide((R)) SAT - Total Return Fund Class I (NSATTotRe)
  11,783 shares (cost $144,953)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         116,532

Nationwide((R)) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)
  1,742 shares (cost $7,633)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,341

Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
  978 shares (cost $14,959) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,318

Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
  4,794 shares (cost $100,131)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           81,205

Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
  1,124 shares (cost $17,870)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          16,967


                                                                    (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10
      STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

     Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
       2,949 shares (cost $209,179)  . . . . . . . . . . . . . . . . . . . . . . . . . .         120,063

     Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
       4,374 shares (cost $203,754)  . . . . . . . . . . . . . . . . . . . . . . . . . .         159,990

     Oppenheimer Global Securities Fund/VA (OppGlSec)
       4,029 shares (cost $112,945)  . . . . . . . . . . . . . . . . . . . . . . . . . .          92,025

     Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
       11,094 shares (cost $245,891)   . . . . . . . . . . . . . . . . . . . . . . . . .         210,675

     Strong Opportunity Fund II, Inc.(StOpp2)
       4,869 shares (cost $117,892)  . . . . . . . . . . . . . . . . . . . . . . . . . .          94,706

     UIF - Mid Cap Growth Portfolio (UIFMidCapG)
       404 shares (cost $3,435)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,524

     UIF - U.S.Real Estate Portfolio (UIFUSRE)
       2,233 shares (cost $25,802) . . . . . . . . . . . . . . . . . . . . . . . . . . .          26,974

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       103 shares (cost $955)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             840

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
       2,824 shares (cost $32,080)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,187
                                                                                            ------------
          Total investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,694,148
   Accounts receivable  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             --
                                                                                            ------------
          Total assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,694,148
Accounts payable  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,818
                                                                                            ------------
Contract owners' equity (note 4)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  3,686,330
                                                                                            ============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS
Year Ended December 31, 2001

                                                   Total           ACVPIncGr      ACVPInt        ACVPValue
                                                   -----           ---------                     --------
Investment activity:
  Reinvested dividends ......................        59,619            723            105             --
  Mortality and expense risk charges (note 2)       (52,790)        (1,164)        (1,667)          (159)
                                                -----------         ------        -------          -----
    Net investment income ...................         6,829           (441)        (1,562)          (159)
                                                -----------         ------        -------          -----
  Proceeds from mutual funds shares sold ....     2,735,980          1,112         12,695            146
  Cost of mutual fund shares sold ...........    (2,875,736)        (1,368)       (17,196)          (146)
                                                -----------         ------        -------          -----
    Realized gain (loss) on investments .....      (139,756)          (256)        (4,501)            --
  Change in unrealized gain (loss)
    on investments ..........................      (489,282)        (7,904)       (49,944)         4,138
                                                -----------         ------        -------          -----
    Net gain (loss) on investments ..........      (629,038)        (8,160)       (54,445)         4,138
                                                -----------         ------        -------          -----
  Reinvested capital gains ..................       116,103             --         11,566             --
                                                -----------         ------        -------          -----
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................   $  (506,106)        (8,601)       (44,441)         3,979
                                                ===========         ======        =======          =====


                                                   CSWPVal      DryEuroEq       DrySRGro       DryStkIx
                                                   -------      ---------       --------       --------
Investment activity:
  Reinvested dividends ......................        --               36             79          2,877
  Mortality and expense risk charges (note 2)         (63)          (100)        (1,624)        (3,415)
                                                     ----         ------        -------        -------
    Net investment income ...................         (63)           (64)        (1,545)          (538)
                                                     ----         ------        -------        -------
  Proceeds from mutual funds shares sold ....          64          2,245          1,472          6,378
  Cost of mutual fund shares sold ...........         (61)        (3,163)        (2,076)        (7,672)
                                                     ----         ------        -------        -------
    Realized gain (loss) on investments .....           3           (918)          (604)        (1,294)
  Change in unrealized gain (loss)
    on investments ..........................          39         (1,786)       (28,986)       (28,042)
                                                     ----         ------        -------        -------
    Net gain (loss) on investments ..........          42         (2,704)       (29,590)       (29,336)
                                                     ----         ------        -------        -------
  Reinvested capital gains ..................          --             --             --          1,425
                                                     ----         ------        -------        -------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................         (21)        (2,768)       (31,135)       (28,449)
                                                     ====         ======        =======        =======



                                                     DryAp        FISFedQual      FidVIPEIS     FidVIPGrS
                                                     -----        ----------      ---------     ---------
Investment activity:
  Reinvested dividends ......................       $   388          2,946            857            --
  Mortality and expense risk charges (note 2)          (613)        (2,033)          (938)       (2,712)
                                                -----------        -------        -------       --------
    Net investment income ...................          (225)           913            (81)       (2,712)
                                                -----------        -------        -------       --------
  Proceeds from mutual funds shares sold ....         2,744         89,992            859        29,087
  Cost of mutual fund shares sold ...........        (3,057)       (83,174)          (903)      (42,727)
                                                -----------        -------        -------       --------
    Realized gain (loss) on investments .....          (313)         6,818            (44)      (13,640)
  Change in unrealized gain (loss)
    on investments ..........................        (4,358)            76         (6,850)      (35,062)
                                                -----------        -------        -------       --------
    Net gain (loss) on investments ..........        (4,671)         6,894         (6,894)      (48,702)
                                                -----------        -------        -------       --------
  Reinvested capital gains ..................            --            299          2,527        11,144
                                                -----------        -------        -------       --------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................       $(4,896)         8,106         (4,448)      (40,270)
                                                ===========        =======        =======       ========



                                                     FidVIPHIS     FidVIPOvS    FidVIPConS     FidVIPGrOpS
                                                     ---------     ---------    ----------     -----------
Investment activity:
  Reinvested dividends ......................          1,232         1,564           651            74
  Mortality and expense risk charges (note 2)           (164)         (526)       (1,307)         (406)
                                                      ------       -------       -------        ------
    Net investment income ...................          1,068         1,038          (656)         (332)
                                                      ------       -------       -------        ------
  Proceeds from mutual funds shares sold ....            163           533         1,277           405
  Cost of mutual fund shares sold ...........           (234)         (862)       (1,571)         (532)
                                                      ------       -------       -------        ------
    Realized gain (loss) on investments .....            (71)         (329)         (294)         (127)
  Change in unrealized gain (loss)
    on investments ..........................         (3,642)      (12,196)      (14,530)       (4,590)
                                                      ------       -------       -------        ------
    Net gain (loss) on investments ..........         (3,713)      (12,525)      (14,824)       (4,717)
                                                      ------       -------       -------        ------
  Reinvested capital gains ..................             --         2,498         2,606            --
                                                      ------       -------       -------        ------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................         (2,645)       (8,989)      (12,874)       (5,049)
                                                      ======       =======       =======        ======


                                                                   (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2001

                                                        JanCapAp          JanGlTech        JanIntGro       NSATCapAp
                                                        --------          ---------        ---------       ---------
Investment activity:
  Reinvested dividends ..........................      $    1,565              591              628               --
  Mortality and expense risk charges (note 2) ...          (2,670)          (1,558)          (1,262)            (735)
                                                       ----------          -------          -------         --------
    Net investment income .......................          (1,105)            (967)            (634)            (735)
                                                       ----------          -------          -------         --------
  Proceeds from mutual funds shares sold ........          19,042           41,682            5,154              678
  Cost of mutual fund shares sold ...............         (23,670)         (65,818)          (6,882)          (1,472)
                                                       ----------          -------          -------         --------
    Realized gain (loss) on investments .........          (4,628)         (24,136)          (1,728)            (794)
  Change in unrealized gain (loss)
    on investments ..............................         (43,035)         (26,494)         (23,350)         (18,598)
                                                       ----------          -------          -------         --------
    Net gain (loss) on investments ..............         (47,663)         (50,630)         (25,078)         (19,392)
                                                       ----------          -------          -------         --------
  Reinvested capital gains ......................              --               --               --               --
                                                       ----------          -------          -------         --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $  (48,768)         (51,597)         (25,712)         (20,127)
                                                       ==========          =======          =======         ========


                                                       NSATMidCapIx      NSATEqInc      NSATHIncBd         NSATEmMkt
                                                       ------------      ---------      ----------         ---------
Investment activity:
  Reinvested dividends ..........................            216              106            1,362               49
  Mortality and expense risk charges (note 2) ...           (456)             (99)            (196)            (104)
                                                       ----------          -------          -------         --------
    Net investment income .......................           (240)               7            1,166              (55)
                                                       ----------          -------          -------         --------
  Proceeds from mutual funds shares sold ........            443               99           20,420              104
  Cost of mutual fund shares sold ...............           (479)            (112)         (20,933)            (131)
                                                          ------            -----       ----------          -------
    Realized gain (loss) on investments .........            (36)             (13)            (513)             (27)
  Change in unrealized gain (loss)
    on investments ..............................            523             (873)            (732)          (2,004)
                                                          ------            -----       ----------          -------
    Net gain (loss) on investments ..............            487             (886)          (1,245)          (2,031)
                                                          ------            -----       ----------          -------
  Reinvested capital gains ......................            372               --               --               --
                                                          ------            -----       ----------          -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........            619             (879)             (79)          (2,086)
                                                          ======            =====           ======          =======





                                                       NSATGlobTC         NSATIntGr        NSATGlob50      NSATGvtBd
                                                       ----------         ---------        ----------      ---
Investment activity:
  Reinvested dividends ..........................      $       --               15              133            8,815
  Mortality and expense risk charges (note 2) ...             (58)              --              (86)          (2,291)
                                                       ----------          -------          -------         --------
    Net investment income .......................             (58)              15               47            6,524
                                                       ----------          -------          -------         --------
  Proceeds from mutual funds shares sold ........              57               --               87           71,614
  Cost of mutual fund shares sold ...............             (80)              --             (122)         (68,367)
                                                       ----------          -------          -------         --------
    Realized gain (loss) on investments .........             (23)              --              (35)           3,247
  Change in unrealized gain (loss)
    on investments ..............................          (1,892)          (1,492)          (1,118)          (2,321)
                                                       ----------          -------          -------         --------
    Net gain (loss) on investments ..............          (1,915)          (1,492)          (1,153)             926
                                                       ----------          -------          -------         --------
  Reinvested capital gains ......................              --               --               --              231
                                                       ----------          -------          -------         --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $   (1,973)          (1,477)          (1,106)           7,681
                                                       ==========          =======          =======         ========



                                                         NSATBal        NSATMSecBd      NSATMyMkt        NSATSmCapG
                                                         -------        ----------      ---------        ----------
Investment activity:
  Reinvested dividends ..........................           871            1,278           24,831               --
  Mortality and expense risk charges (note 2) ...          (473)            (308)          (8,713)            (653)
                                                         ------            -----       ----------          -------
    Net investment income .......................           398              970           16,118             (653)
                                                         ------            -----       ----------          -------
  Proceeds from mutual funds shares sold ........           469              307        2,182,836           35,786
  Cost of mutual fund shares sold ...............          (524)            (302)      (2,182,836)         (38,004)
                                                         ------            -----       ----------          -------
    Realized gain (loss) on investments .........           (55)               5               --           (2,218)
  Change in unrealized gain (loss)
    on investments ..............................        (1,590)            (491)              --           (2,620)
                                                         ------            -----       ----------          -------
    Net gain (loss) on investments ..............        (1,645)            (486)              --           (4,838)
                                                         ------            -----       ----------          -------
  Reinvested capital gains ......................            --               --               --               --
                                                         ------            -----       ----------          -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (1,247)             484           16,118           (5,491)
                                                         ======            =====       ==========          =======



NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2001

                                                      NSATSmCapV       NSATSmCo      NSATStrVal     NSATStMCap
                                                      ----------       --------      ----------     ----------
Investment activity:
  Reinvested dividends ..........................      $     34            109             20             --
  Mortality and expense risk charges (note 2) ...        (1,276)        (1,303)           (58)          (598)
                                                       --------        -------        -------        -------
    Net investment income .......................        (1,242)        (1,194)           (38)          (598)
                                                       --------        -------        -------        -------
  Proceeds from mutual funds shares sold ........        48,347          1,252             58          2,862
  Cost of mutual fund shares sold ...............       (47,045)        (1,562)           (60)        (4,891)
                                                       --------        -------        -------        -------
    Realized gain (loss) on investments .........         1,302           (310)            (2)        (2,029)
  Change in unrealized gain (loss)
    on investments ..............................         3,644         (6,560)          (164)       (14,490)
                                                       --------        -------        -------        -------
    Net gain (loss) on investments ..............         4,946         (6,870)          (166)       (16,519)
                                                       --------        -------        -------        -------
  Reinvested capital gains ......................         9,809             --              6             --
                                                       --------        -------        -------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $ 13,513         (8,064)          (198)       (17,117)
                                                       ========        =======        =======        =======


                                                       NSATTotRe       NSATGrFoc    NBAMTGuard      NBAMTMCGr
                                                       ---------       ---------    ----------      ---------
Investment activity:
  Reinvested dividends ..........................           967             --             23             --
  Mortality and expense risk charges (note 2) ...        (1,656)           (55)          (124)        (1,077)
                                                       --------        -------        -------        -------
    Net investment income .......................          (689)           (55)          (101)        (1,077)
                                                        -------         ------         ------        -------
  Proceeds from mutual funds shares sold ........        25,853             53            123         28,132
  Cost of mutual fund shares sold ...............       (45,510)           (65)          (123)       (36,496)
                                                        -------         ------         ------        -------
    Realized gain (loss) on investments .........       (19,657)           (12)            --         (8,364)
  Change in unrealized gain (loss)
    on investments ..............................         1,551         (1,291)          (696)       (14,188)
                                                        -------         ------         ------        -------
    Net gain (loss) on investments ..............       (18,106)        (1,303)          (696)       (22,552)
                                                        -------         ------         ------        -------
  Reinvested capital gains ......................         3,352             --            334             --
                                                        -------         ------         ------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (15,443)        (1,358)          (463)       (23,629)
                                                        =======         ======         ======        =======


                                                       NBAMTPart      OppAggGro       OppCapAp       OppGlSec
                                                       ---------      ---------       --------       --------
Investment activity:
  Reinvested dividends ..........................      $     66          1,713          1,118            612
  Mortality and expense risk charges (note 2) ...          (237)        (1,980)        (2,347)          (642)
                                                       --------        -------        -------        -------
    Net investment income .......................          (171)          (267)        (1,229)           (30)
                                                       --------        -------        -------        -------
  Proceeds from mutual funds shares sold ........           237         43,282         13,027          3,211
  Cost of mutual fund shares sold ...............          (254)      (101,322)       (17,191)        (4,190)
                                                       --------        -------        -------        -------
    Realized gain (loss) on investments .........           (17)       (58,040)        (4,164)          (979)
  Change in unrealized gain (loss)
    on investments ..............................        (1,152)       (34,566)       (36,637)       (20,266)
                                                       --------        -------        -------        -------
    Net gain (loss) on investments ..............        (1,169)       (92,606)       (40,801)       (21,245)
                                                       --------        -------        -------        -------
  Reinvested capital gains ......................           623         26,736         16,773         11,349
                                                       --------        -------        -------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $   (717)       (66,137)       (25,257)        (9,926)
                                                       ========        =======        =======        =======


                                                      OppMSGrInc        StOpp2        UIFEmMkt      UIFMidCapG
                                                      ----------        ------        --------      ----------
Investment activity:
  Reinvested dividends ..........................         1,188            423             --             --
  Mortality and expense risk charges (note 2) ...        (2,893)        (1,156)           (43)            (2)
                                                        -------         ------         ------        -------
    Net investment income .......................        (1,705)          (733)           (43)            (2)
                                                        -------         ------         ------        -------
  Proceeds from mutual funds shares sold ........         2,694          2,048          3,481              2
  Cost of mutual fund shares sold ...............        (3,325)        (2,327)        (3,361)            (2)
                                                        -------         ------         ------        -------
    Realized gain (loss) on investments .........          (631)          (279)           120             --
  Change in unrealized gain (loss)
    on investments ..............................       (22,351)       (20,063)           186             89
                                                        -------         ------         ------        -------
    Net gain (loss) on investments ..............       (22,982)       (20,342)           306             89
                                                        -------         ------         ------        -------
  Reinvested capital gains ......................            --         14,236             --             --
                                                        -------         ------         ------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (24,687)        (6,839)           263             87
                                                        =======         ======         ======        =======


NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2001

                                                       UIFUSRE     VEWrldEMkt     VEWrldHAs
                                                       -------     ----------     ---------
Investment activity:
  Reinvested dividends ..........................      $   986            --           368
  Mortality and expense risk charges (note 2) ...         (330)          (13)         (447)
                                                       -------       -------        ------
    Net investment income .......................          656           (13)          (79)
                                                       -------       -------        ------
  Proceeds from mutual funds shares sold ........        2,384        30,536           448
  Cost of mutual fund shares sold ...............       (2,217)      (30,866)         (455)
                                                       -------       -------        ------
    Realized gain (loss) on investments .........          167          (330)           (7)
  Change in unrealized gain (loss)
    on investments ..............................        1,031           281        (3,916)
                                                       -------       -------        ------
    Net gain (loss) on investments ..............        1,198           (49)       (3,923)
                                                       -------       -------        ------
  Reinvested capital gains ......................          217            --            --
                                                       -------       -------        ------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $ 2,071           (62)       (4,002)
                                                       =======       =======        ======


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2001 and 2000

                                                         Total                              ACVPIncGr
                                             -----------------------------           -------------------------
                                                 2001              2000                2001             2000
                                             -----------         ---------           -------           -------
Investment activity:
  Net investment income ...............      $     6,829            21,171              (441)             (271)
  Realized gain (loss) on investments .         (139,756)          (42,624)             (256)              (22)
  Change in unrealized gain (loss)
    on investments ....................         (489,282)         (263,263)           (7,904)           (4,332)
  Reinvested capital gains ............          116,103            59,148                --                --
                                             -----------         ---------           -------           -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................         (506,106)         (225,568)           (8,601)           (4,625)
                                             -----------         ---------           -------           -------

Equity transactions:
  Purchase payments received from
    contract owners ...................        1,399,375         4,096,811             4,400                91
  Transfers between funds .............               --                --             7,702            84,754
  Surrenders ..........................         (728,124)         (403,338)               --                --
  Adjustment to maintain reserves .....           (7,306)               --               (12)               --
                                             -----------         ---------           -------           -------
       Net equity transactions ........          663,945         3,693,473            12,090            84,845
                                             -----------         ---------           -------           -------
Net change in contract owners' equity .          157,839         3,467,905             3,489            80,220
Contract owners' equity beginning
  of period ...........................        3,528,491            60,586            80,220                --
                                             -----------         ---------           -------           -------
Contract owners' equity end of period .      $ 3,686,330         3,528,491            83,709            80,220
                                             ===========         =========           =======           =======

CHANGES IN UNITS:
  Beginning units .....................          340,844             6,004             8,026                --
                                             -----------         ---------           -------           -------
  Units purchased .....................          346,563           731,666             1,243             8,026
  Units redeemed ......................         (276,720)         (396,826)               --                --
                                             -----------         ---------           -------           -------
  Ending units ........................          410,687           340,844             9,269             8,026
                                             ===========         =========           =======           =======



                                                          ACVPInt                              ACVPValue
                                                 --------------------------            ------------------------
                                                   2001              2000               2001              2000
                                                 --------           -------            ------            ------
Investment activity:
  Net investment income ...............            (1,562)             (357)             (159)
  Realized gain (loss) on investments .            (4,501)           (2,052)               --                --
  Change in unrealized gain (loss)
    on investments ....................           (49,944)             (432)            4,138                --
  Reinvested capital gains ............            11,566                18                --                --
                                                 --------           -------            ------            ------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................           (44,441)           (2,823)            3,979                --
                                                 --------           -------            ------            ------

Equity transactions:
  Purchase payments received from
    contract owners ...................              (147)              (39)                1                --
  Transfers between funds .............            36,858           117,809            46,583                --
  Surrenders ..........................                --                --                --                --
  Adjustment to maintain reserves .....               (19)             --                   3                --
                                                 --------           -------            ------            ------
       Net equity transactions ........            36,692           117,770            46,587                --
                                                 --------           -------            ------            ------
Net change in contract owners' equity .            (7,749)          114,947            50,566                --
Contract owners' equity beginning
  of period ...........................           114,947                --                --                --
                                                 --------           -------            ------            ------
Contract owners' equity end of period .           107,198           114,947            50,566                --
                                                 ========           =======            ======            ======

CHANGES IN UNITS:
  Beginning units .....................             9,575                --                --                --
                                                 --------           -------            ------            ------
  Units purchased .....................             3,213             9,575             3,962                --
  Units redeemed ......................                --                --                --                --
                                                 --------           -------            ------            ------
  Ending units ........................            12,788             9,575             3,962                --
                                                 ========           =======            ======            ======





                                                                   (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000

                                                      CSWPVal                      DryEuroEq
                                             -----------------------         ---------------------
                                               2001            2000           2001           2000
                                             --------         ------         ------         ------
Investment activity:
  Net investment income ...............      $    (63)            13            (64)             3
  Realized gain (loss) on investments .             3             --           (918)            --
  Change in unrealized gain (loss)
    on investments ....................            39            132         (1,786)           123
  Reinvested capital gains ............            --             43             --             61
                                             --------         ------         ------         ------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................           (21)           188         (2,768)           187
                                             --------         ------         ------         ------
Equity transactions:
  Purchase payments received from
    contract owners ...................            --             (4)            --             --
  Transfers between funds .............            --          4,314          1,956          5,217
  Surrenders ..........................            --             --             --             --
  Adjustment to maintain reserves .....            (1)            --              2             --
                                             --------         ------         ------         ------
       Net equity transactions ........            (1)         4,310          1,958          5,217
                                             --------         ------         ------         ------
Net change in contract owners' equity .           (22)         4,498           (810)         5,404
Contract owners' equity beginning
  of period ...........................         4,498             --          5,404             --
                                             --------         ------         ------         ------
Contract owners' equity end of period .      $  4,476          4,498          4,594          5,404
                                             ========         ======         ======         ======

CHANGES IN UNITS:
  Beginning units .....................           419             --            436             --
                                             --------         ------         ------         ------
  Units purchased .....................            --            419            338            436
  Units redeemed ......................            --             --           (251)            --
                                             --------         ------         ------         ------
  Ending units ........................           419            419            523            436
                                             ========         ======         ======         ======



                                                    DrySRGro                      DryStkIx
                                              ----------------------        ----------------------
                                               2001           2000           2001           2000
                                              -------        -------        -------        -------
Investment activity:
  Net investment income ...............        (1,545)           281           (538)          (155)
  Realized gain (loss) on investments .          (604)          (894)        (1,294)        (4,752)
  Change in unrealized gain (loss)
    on investments ....................       (28,986)       (17,342)       (28,042)        (9,429)
  Reinvested capital gains ............            --             --          1,425          1,900
                                              -------        -------        -------        -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................       (31,135)       (17,955)       (28,449)       (12,436)
                                              -------        -------        -------        -------
Equity transactions:
  Purchase payments received from
    contract owners ...................          (866)         2,073          8,193          4,322
  Transfers between funds .............        38,295        121,943        167,925        133,116
  Surrenders ..........................            --             --             --             --
  Adjustment to maintain reserves .....           (14)            --            (29)            --
                                              -------        -------        -------        -------
       Net equity transactions ........        37,415        124,016        176,089        137,438
                                              -------        -------        -------        -------
Net change in contract owners' equity .         6,280        106,061        147,640        125,002
Contract owners' equity beginning
  of period ...........................       106,061             --        125,002             --
                                              -------        -------        -------        -------
Contract owners' equity end of period .       112,341        106,061        272,642        125,002
                                              =======        =======        =======        =======

CHANGES IN UNITS:
  Beginning units .....................        10,077             --         12,219             --
                                              -------        -------        -------        -------
  Units purchased .....................         3,906         10,077         18,562         12,437
  Units redeemed ......................            --             --             --           (218)
                                              -------        -------        -------        -------
  Ending units ........................        13,983         10,077         30,781         12,219
                                              =======        =======        =======        =======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000

                                                       DryAp                       FISFedQual
                                             -----------------------        ----------------------
                                               2001            2000           2001          2000
                                             --------        -------        -------        -------
Investment activity:
  Net investment income ...............      $   (225)           129            913           (282)
  Realized gain (loss) on investments .          (313)            (4)         6,818             34
  Change in unrealized gain (loss)
    on investments ....................        (4,358)          (567)            76          3,947
  Reinvested capital gains ............            --            414            299             --
                                             --------        -------        -------        -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................        (4,896)           (28)         8,106          3,699
                                             --------        -------        -------        -------

Equity transactions:
  Purchase payments received from
    contract owners ...................            10             (3)            (3)            (3)
  Transfers between funds .............        13,003         36,895         (4,228)       105,550
  Surrenders ..........................            --             --             --             --
  Adjustment to maintain reserves .....            (2)            --            (17)            --
                                             --------        -------        -------        -------
       Net equity transactions ........        13,011         36,892         (4,248)       105,547
                                             --------        -------        -------        -------

Net change in contract owners' equity .         8,115         36,864          3,858        109,246
Contract owners' equity beginning
  of period ...........................        36,864             --        109,246             --
                                             --------        -------        -------        -------
Contract owners' equity end of period .      $ 44,979         36,864        113,104        109,246
                                             ========        =======        =======        =======

CHANGES IN UNITS:
  Beginning units .....................         3,423             --         10,066             --
                                             --------        -------        -------        -------
  Units purchased .....................         1,248          3,423            182         10,216
  Units redeemed ......................            --             --           (462)          (150)
                                             --------        -------        -------        -------
  Ending units ........................         4,671          3,423          9,786         10,066
                                             ========        =======        =======        =======


                                                    FidVIPEIS                    FidVIPGrS
                                             ----------------------        ----------------------
                                               2001          2000            2001           2000
                                             -------        -------        -------        -------
Investment activity:
  Net investment income ...............          (81)          (146)        (2,712)        (1,326)
  Realized gain (loss) on investments .          (44)            99        (13,640)       (12,545)
  Change in unrealized gain (loss)
    on investments ....................       (6,850)         2,330        (35,062)       (18,852)
  Reinvested capital gains ............        2,527             --         11,144            900
                                             -------        -------        -------        -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................       (4,448)         2,283        (40,270)       (31,823)
                                             -------        -------        -------        -------

Equity transactions:
  Purchase payments received from
    contract owners ...................        7,121          3,134          8,089         12,705
  Transfers between funds .............       26,695         39,554         95,023        149,271
  Surrenders ..........................           --             --             --             --
  Adjustment to maintain reserves .....           (8)            --            (31)            --
                                             -------        -------        -------        -------
       Net equity transactions ........       33,808         42,688        103,081        161,976
                                             -------        -------        -------        -------

Net change in contract owners' equity .       29,360         44,971         62,811        130,153
Contract owners' equity beginning
  of period ...........................       44,971             --        130,153             --
                                             -------        -------        -------        -------
Contract owners' equity end of period .       74,331         44,971        192,964        130,153
                                             =======        =======        =======        =======

CHANGES IN UNITS:
  Beginning units .....................        4,066             --         12,108             --
                                             -------        -------        -------        -------
  Units purchased .....................        3,116          4,066         10,023         12,501
  Units redeemed ......................           --             --             --           (393)
                                             -------        -------        -------        -------
  Ending units ........................        7,182          4,066         22,131         12,108
                                             =======        =======        =======        =======


                                                                    (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000

                                                    FidVIPHIS                      FidVIPOvS
                                             -----------------------        ----------------------
                                               2001            2000          2001           2000
                                             --------         ------        -------        -------
Investment activity:
  Net investment income ...............      $  1,068            (33)         1,038           (101)
  Realized gain (loss) on investments .           (71)            (2)          (329)          (282)
  Change in unrealized gain (loss)
    on investments ....................        (3,642)          (742)       (12,196)        (1,872)
  Reinvested capital gains ............            --             --          2,498             93
                                             --------         ------        -------        -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................        (2,645)          (777)        (8,989)        (2,162)
                                             --------         ------        -------        -------
Equity transactions:
  Purchase payments received from
    contract owners ...................            --             --           (618)           116
  Transfers between funds .............        10,788          4,314         11,469         35,968
  Surrenders ..........................            --             --             --             --
  Adjustment to maintain reserves .....            (2)            --             (1)            --
                                             --------         ------        -------        -------
       Net equity transactions ........        10,786          4,314         10,850         36,084
                                             --------         ------        -------        -------
Net change in contract owners' equity .         8,141          3,537          1,861         33,922
Contract owners' equity beginning
  of period ...........................         3,537             --         33,922             --
                                             --------         ------        -------        -------
Contract owners' equity end of period .      $ 11,678          3,537         35,783         33,922
                                             ========         ======        =======        =======

CHANGES IN UNITS:
  Beginning units .....................           447             --          3,434             --
                                             --------         ------        -------        -------
  Units purchased .....................         1,252            447          1,233          3,521
  Units redeemed ......................            --             --             --            (87)
                                             --------         ------        -------        -------
  Ending units ........................         1,699            447          4,667          3,434
                                             ========         ======        =======        =======

                                                     FidVIPConS                   FidVIPGrOpS
                                              ----------------------        ----------------------
                                               2001           2000           2001            2000
                                              -------        -------        -------        -------
Investment activity:
  Net investment income ...............          (656)          (334)          (332)           (98)
  Realized gain (loss) on investments .          (294)        (2,051)          (127)           (61)
  Change in unrealized gain (loss)
    on investments ....................       (14,530)        (2,841)        (4,590)        (1,727)
  Reinvested capital gains ............         2,606            652             --             --
                                              -------        -------        -------        -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................       (12,874)        (4,574)        (5,049)        (1,886)
                                              -------        -------        -------        -------
Equity transactions:
  Purchase payments received from
    contract owners ...................           (99)         4,437             --           (107)
  Transfers between funds .............        33,327         72,592          4,072         30,815
  Surrenders ..........................            --             --             --             --
  Adjustment to maintain reserves .....           (11)            --             --             --
                                              -------        -------        -------        -------
       Net equity transactions ........        33,217         77,029          4,072         30,708
                                              -------        -------        -------        -------
Net change in contract owners' equity .        20,343         72,455           (977)        28,822
Contract owners' equity beginning
  of period ...........................        72,455             --         28,822             --
                                              -------        -------        -------        -------
Contract owners' equity end of period .        92,798         72,455         27,845         28,822
                                              =======        =======        =======        =======

CHANGES IN UNITS:
  Beginning units .....................         6,693             --          3,324             --
                                              -------        -------        -------        -------
  Units purchased .....................         3,228          6,693            483          3,324
  Units redeemed ......................            --             --             --             --
                                              -------        -------        -------        -------
  Ending units ........................         9,921          6,693          3,807          3,324
                                              =======        =======        =======        =======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000

                                                      JanCapAp                        JanGlTech
                                             -------------------------         -----------------------
                                               2001              2000            2001           2000
                                             ---------         -------         -------         -------
Investment activity:
  Net investment income ...............      $  (1,105)            137            (967)            (99)
  Realized gain (loss) on investments .         (4,628)         (1,098)        (24,136)        (13,619)
  Change in unrealized gain (loss)
    on investments ....................        (43,035)        (18,519)        (26,494)        (42,126)
  Reinvested capital gains ............             --              --              --              --
                                             ---------         -------         -------         -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................        (48,768)        (19,480)        (51,597)        (55,844)
                                             ---------         -------         -------         -------

Equity transactions:
  Purchase payments received from
    contract owners ...................         (1,759)          1,377          (1,531)         13,991
  Transfers between funds .............         91,164         163,642          27,976         170,706
  Surrenders ..........................             --              --              --              71
  Adjustment to maintain reserves .....         (3,142)             --          (8,143)             --
                                             ---------         -------         -------         -------
       Net equity transactions ........         86,263         165,019          18,302         184,768
                                             ---------         -------         -------         -------
Net change in contract owners' equity .         37,495         145,539         (33,295)        128,924
Contract owners' equity beginning
  of period ...........................        145,539              --         128,924              --
                                             ---------         -------         -------         -------
Contract owners' equity end of period .      $ 183,034         145,539          95,629         128,924
                                             =========         =======         =======         =======

CHANGES IN UNITS:
  Beginning units .....................         17,900              --          19,841              --
                                             ---------         -------         -------         -------
  Units purchased .....................         11,307          17,900           3,971          20,099
  Units redeemed ......................             --              --              --            (258)
                                             ---------         -------         -------         -------
  Ending units ........................         29,207          17,900          23,812          19,841
                                             =========         =======         =======         =======



                                                   JanIntGro                       NSATCapAp
                                             -----------------------         -----------------------
                                               2001           2000            2001            2000
                                             -------         -------         -------         -------
Investment activity:
  Net investment income ...............         (634)             78            (735)           (104)
  Realized gain (loss) on investments .       (1,728)         (1,197)           (794)          1,230
  Change in unrealized gain (loss)
    on investments ....................      (23,350)         (9,330)        (18,598)        (14,907)
  Reinvested capital gains ............           --              --              --           7,255
                                             -------         -------         -------         -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................      (25,712)        (10,449)        (20,127)         (6,526)
                                             -------         -------         -------         -------

Equity transactions:
  Purchase payments received from
    contract owners ...................         (336)          4,437           6,199          (2,305)
  Transfers between funds .............       51,201          72,110          35,111          43,317
  Surrenders ..........................           --              --              --              --
  Adjustment to maintain reserves .....         (466)             --              (5)             --
                                             -------         -------         -------         -------
       Net equity transactions ........       50,399          76,547          41,305          41,012
                                             -------         -------         -------         -------
Net change in contract owners' equity .       24,687          66,098          21,178          34,486
Contract owners' equity beginning
  of period ...........................       66,098              --          34,486              --
                                             -------         -------         -------         -------
Contract owners' equity end of period .       90,785          66,098          55,664          34,486
                                             =======         =======         =======         =======

CHANGES IN UNITS:
  Beginning units .....................        8,093              --           4,555              --
                                             -------         -------         -------         -------
  Units purchased .....................        6,630           8,093           5,822           4,555
  Units redeemed ......................           --              --              --              --
                                             -------         -------         -------         -------
  Ending units ........................       14,723           8,093          10,377           4,555
                                             =======         =======         =======         =======


                                                                    (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000

                                                   NSATMidCapIx                    NSATEqInc
                                             -----------------------         ---------------------
                                               2001            2000           2001           2000
                                             --------          -----         ------         ------
Investment activity:
  Net investment income ...............      $   (240)            (5)             7              8
  Realized gain (loss) on investments .           (36)           201            (13)            --
  Change in unrealized gain (loss)
    on investments ....................           523             --           (873)          11
  Reinvested capital gains ............           372             --             --             --
                                             --------          -----         ------         ------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................           619            196           (879)            19
                                             --------          -----         ------         ------

Equity transactions:
  Purchase payments received from
    contract owners ...................           889           (196)            --             66
  Transfers between funds .............        62,210             --          3,269          4,826
  Surrenders ..........................            --             --             --             --
  Adjustment to maintain reserves .....            (6)            --             (3)            --
                                             --------          -----         ------         ------
       Net equity transactions ........        63,093           (196)         3,266          4,892
                                             --------          -----         ------         ------

Net change in contract owners' equity .        63,712             --          2,387          4,911
Contract owners' equity beginning
  of period ...........................            --             --          4,911             --
                                             --------          -----         ------         ------
Contract owners' equity end of period .      $ 63,712             --          7,298          4,911
                                             ========          =====         ------         ------

CHANGES IN UNITS:
  Beginning units .....................            --             --            489             --
                                             --------          -----         ------         ------
  Units purchased .....................         4,929             --            350            489
  Units redeemed ......................            --             --             --             --
                                             --------          -----         ------         ------
  Ending units ........................         4,929             --            839            489
                                             ========          =====         ------         ------


                                                    NSATHIncBd                   NSATEmMkt
                                              ----------------------         -----------------
                                                2001           2000           2001       2000
                                              -------         ------         ------     ------
Investment activity:
  Net investment income ...............         1,166            156            (55)        --
  Realized gain (loss) on investments .          (513)            (1)           (27)        --
  Change in unrealized gain (loss)
    on investments ....................          (732)          (412)        (2,004)        --
  Reinvested capital gains ............            --             --             --         --
                                              -------         ------         ------     ------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................           (79)          (257)        (2,086)        --
                                              -------         ------         ------     ------

Equity transactions:
  Purchase payments received from
    contract owners ...................           (34)            (4)           220         --
  Transfers between funds .............        10,024          4,536         10,017         --
  Surrenders ..........................            --             --             --         --
  Adjustment to maintain reserves .....             2             --             (2)        --
                                              -------         ------         ------     ------
       Net equity transactions ........         9,992          4,532         10,235         --
                                              -------         ------         ------     ------

Net change in contract owners' equity .         9,913          4,275          8,149         --
Contract owners' equity beginning
  of period ...........................         4,275             --             --         --
                                              -------         ------         ------     ------
Contract owners' equity end of period .        14,188          4,275          8,149         --
                                              -------         ------         ------     ------

CHANGES IN UNITS:
  Beginning units .....................           461             --             --         --
                                              -------         ------         ------     ------
  Units purchased .....................         2,342            461          1,004         --
  Units redeemed ......................        (1,314)            --             --         --
                                              -------         ------         ------     ------
  Ending units ........................         1,489            461          1,004         --
                                              -------         ------         ------     ------

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000



                                                  NSATGlobTC                NSATIntGr
                                             -------------------        ------------------
                                               2001        2000          2001        2000
                                             --------      -----        ------       -----
Investment activity:
  Net investment income ...............      $    (58)        --            15          --
  Realized gain (loss) on investments .           (23)        --            --          --
  Change in unrealized gain (loss)
    on investments ....................        (1,892)        --        (1,492)         --
  Reinvested capital gains ............            --         --            --          --
                                             --------      -----        ------       -----
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................        (1,973)        --        (1,477)         --
                                             --------      -----        ------       -----
Equity transactions:
  Purchase payments received from
    contract owners ...................           138         --            --          --
  Transfers between funds .............         6,963         --            --          --
  Surrenders ..........................            --         --            --          --
  Adjustment to maintain reserves .....            (1)        --         1,477          --
                                             --------      -----        ------       -----
       Net equity transactions ........         7,100         --         1,477          --
                                             --------      -----        ------       -----
Net change in contract owners' equity .         5,127         --            --          --
Contract owners' equity beginning
  of period ...........................            --         --            --          --
                                             --------      -----        ------       -----
Contract owners' equity end of period .      $  5,127         --            --          --
                                             ========      =====        ======       =====

CHANGES IN UNITS:
  Beginning units .....................            --         --            --          --
                                             --------      -----        ------       -----
  Units purchased .....................         1,514         --            --          --
  Units redeemed ......................            --         --            --          --
                                             --------      -----        ------       -----
  Ending units ........................         1,514         --            --          --
                                             ========      =====        ======       =====



                                                   NSATGlob50                   NSATGvtBd
                                              ---------------------        ----------------------
                                               2001           2000          2001            2000
                                              ------         ------        -------        -------
Investment activity:
  Net investment income ...............           47             (6)         6,524          1,299
  Realized gain (loss) on investments .          (35)          (114)         3,247             31
  Change in unrealized gain (loss)
    on investments ....................       (1,118)          (157)        (2,321)         2,985
  Reinvested capital gains ............           --             52            231             --
                                              ------         ------        -------        -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................       (1,106)          (225)         7,681          4,315
                                              ------         ------        -------        -------
Equity transactions:
  Purchase payments received from
    contract owners ...................           --            (14)        13,117        (14,204)
  Transfers between funds .............        6,538          1,618         49,379        116,367
  Surrenders ..........................           --             --         (5,301)            --
  Adjustment to maintain reserves .....           (8)            --            (19)            --
                                              ------         ------        -------        -------
       Net equity transactions ........        6,530          1,604         57,176        102,163
                                              ------         ------        -------        -------
Net change in contract owners' equity .        5,424          1,379         64,857        106,478
Contract owners' equity beginning
  of period ...........................        1,379             --        106,478             --
                                              ------         ------        -------        -------
Contract owners' equity end of period .        6,803          1,379        171,335        106,478
                                              ======         ======        =======        =======

CHANGES IN UNITS:
  Beginning units .....................          140             --          9,659             --
                                              ------         ------        -------        -------
  Units purchased .....................          723            140          8,907          9,659
  Units redeemed ......................           --             --         (3,868)            --
                                              ------         ------        -------        -------
  Ending units ........................          863            140         14,698          9,659
                                              ======         ======        =======        =======



                                                                   (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000

                                                        NSATBal                         NSATMSecBd
                                             ---------------------------          ------------------------
                                                2001              2000             2001             2000
                                             ----------          -------          -------          -------
Investment activity:
  Net investment income ...............      $      398              160              970              201
  Realized gain (loss) on investments .             (55)          (2,206)               5               --
  Change in unrealized gain (loss)
    on investments ....................          (1,590)            (194)            (491)              92
  Reinvested capital gains ............              --               --               --               --
                                             ----------          -------          -------          -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................          (1,247)          (2,240)             484              293
                                             ----------          -------          -------          -------
Equity transactions:
  Purchase payments received from
    contract owners ...................            (153)           2,120               26               10
  Transfers between funds .............          37,797            4,314           10,193           12,263
  Surrenders ..........................              --               --               --               --
  Adjustment to maintain reserves .....              (9)              --               (8)              --
                                             ----------          -------          -------          -------
       Net equity transactions ........          37,635            6,434           10,211           12,273
                                             ----------          -------          -------          -------
Net change in contract owners' equity .          36,388            4,194           10,695           12,566
Contract owners' equity beginning
  of period ...........................           4,194               --           12,566               --
                                             ----------          -------          -------          -------
Contract owners' equity end of period .      $   40,582            4,194           23,261           12,566
                                             ==========          =======          =======          =======

CHANGES IN UNITS:
  Beginning units .....................             424               --            1,182               --
                                             ----------          -------          -------          -------
  Units purchased .....................           3,896              662              948            1,182
  Units redeemed ......................              --             (238)              --               --
                                             ----------          -------          -------          -------
  Ending units ........................           4,320              424            2,130            1,182
                                             ==========          =======          =======          =======


                                                     NSATMyMkt                          NSATSmCapG
                                            ---------------------------          ------------------------
                                               2001             2000              2001             2000
                                            ----------       ----------          -------          -------
Investment activity:
  Net investment income ...............         16,118           24,888             (653)             (63)
  Realized gain (loss) on investments .             --               --           (2,218)             (12)
  Change in unrealized gain (loss)
    on investments ....................             --               --           (2,620)          (2,974)
  Reinvested capital gains ............             --               --               --               --
                                            ----------       ----------          -------          -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................         16,118           24,888           (5,491)          (3,049)
                                            ----------       ----------          -------          -------
Equity transactions:
  Purchase payments received from
    contract owners ...................      1,346,923        4,053,697           (1,382)             (13)
  Transfers between funds .............     (1,478,009)      (2,494,277)          32,845           28,618
  Surrenders ..........................       (722,823)        (403,409)              --               --
  Adjustment to maintain reserves .....            (45)              --             (727)              --
                                            ----------       ----------          -------          -------
       Net equity transactions ........       (853,954)       1,156,011           30,736           28,605
                                            ----------       ----------          -------          -------
Net change in contract owners' equity .       (837,836)       1,180,899           25,245           25,556
Contract owners' equity beginning
  of period ...........................      1,241,485           60,586           25,556               --
                                            ----------       ----------          -------          -------
Contract owners' equity end of period .        403,649        1,241,485           50,801           25,556
                                            ==========       ==========          -------          -------

CHANGES IN UNITS:
  Beginning units .....................        117,676            6,004            1,875               --
                                            ----------       ----------          -------          -------
  Units purchased .....................        186,955          507,154            2,365            1,875
  Units redeemed ......................       (267,174)        (395,482               --               --
                                            ----------       ----------          -------          -------
  Ending units ........................         37,457          117,676            4,240            1,875
                                            ==========       ==========          -------          -------

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000

                                                      NSATSmCapV                      NSATSmCo
                                             -------------------------         -----------------------
                                               2001             2000             2001           2000
                                             ---------         -------         -------         -------
Investment activity:
  Net investment income ...............      $  (1,242)           (111)         (1,194)           (241)
  Realized gain (loss) on investments .          1,302             529            (310)           (655)
  Change in unrealized gain (loss)
    on investments ....................          3,644          (5,250)         (6,560)         (7,293)
  Reinvested capital gains ............          9,809           5,482            --             9,023
                                             ---------         -------         -------         -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................         13,513             650          (8,064)            834
                                             ---------         -------         -------         -------
Equity transactions:
  Purchase payments received from
    contract owners ...................            731          (1,593)            (59)            874
  Transfers between funds .............        101,790          36,170          41,819          71,701
  Surrenders ..........................             --              --              --              --
  Adjustment to maintain reserves .....             (4)             --              (4)             --
                                             ---------         -------         -------         -------
       Net equity transactions ........        102,517          34,577          41,756          72,575
                                             ---------         -------         -------         -------
Net change in contract owners' equity .        116,030          35,227          33,692          73,409
Contract owners' equity beginning
  of period ...........................         35,227              --          73,409              --
                                             ---------         -------         -------         -------
Contract owners' equity end of period .      $ 151,257          35,227         107,101          73,409
                                             =========         =======         =======         =======

CHANGES IN UNITS:
  Beginning units .....................          2,891              --           5,183              --
                                             ---------         -------         -------         -------
  Units purchased .....................          6,924           2,891           3,038           5,183
  Units redeemed ......................             --              --              --              --
                                             ---------         -------         -------         -------
  Ending units ........................          9,815           2,891           8,221           5,183
                                             =========         =======         =======         =======


                                                   NSATStrVal                     NSATStMCap
                                             ----------------------        ------------------------
                                              2001            2000           2001            2000
                                             ------          ------        --------        --------
Investment activity:
  Net investment income ...............         (38)             (5)           (598)           (342)
  Realized gain (loss) on investments .          (2)             (1)         (2,029)            523
  Change in unrealized gain (loss)
    on investments ....................        (164)              9         (14,490)         (2,450)
  Reinvested capital gains ............           6              --              --           1,359
                                             ------          ------        --------        --------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................        (198)              3         (17,117)           (910)
                                             ------          ------        --------        --------
Equity transactions:
  Purchase payments received from
    contract owners ...................          --               4             211            (209)
  Transfers between funds .............          --           4,314          27,943          31,914
  Surrenders ..........................          --              --              --              --
  Adjustment to maintain reserves .....          (1)             --             (13)             --
                                             ------          ------        --------        --------
       Net equity transactions ........          (1)          4,318          28,141          31,705
                                             ------          ------        --------        --------
Net change in contract owners' equity .        (199)          4,321          11,024          30,795
Contract owners' equity beginning
  of period ...........................       4,321              --          30,795              --
                                             ------          ------        --------        --------
Contract owners' equity end of period .       4,122           4,321          41,819          30,795
                                             ======          ======        ========        ========

CHANGES IN UNITS:
  Beginning units .....................         377              --           2,594              --
                                             ------          ------        --------        --------
  Units purchased .....................          --             377           2,533           2,594
  Units redeemed ......................          --              --              --              --
                                             ------          ------        --------        --------
  Ending units ........................         377             377           5,127           2,594
                                             ======          ======        ========        ========

                                                                   (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000

                                                     NSATTotRe                      NSATGrFoc
                                             -------------------------         -------------------
                                                2001            2000             2001       2000
                                             ---------         -------         -------     -------
Investment activity:
  Net investment income ...............      $    (689)            (33)            (55)         --
  Realized gain (loss) on investments .        (19,657)           (536)            (12)         --
  Change in unrealized gain (loss)
    on investments ....................          1,551         (29,971)         (1,291)         --
  Reinvested capital gains ............          3,352          27,208              --          --
                                             ---------         -------         -------     -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................        (15,443)         (3,332)         (1,358)         --
                                             ---------         -------         -------     -------
Equity transactions:
  Purchase payments received from
    contract owners ...................         11,442           4,018              --          --
  Transfers between funds .............         44,266          75,581           7,700          --
  Surrenders ..........................             --              --              --          --
  Adjustment to maintain reserves .....            (10)             --              (3)         --
                                             ---------         -------         -------     -------
       Net equity transactions ........         55,698          79,599           7,697          --
                                             ---------         -------         -------     -------
Net change in contract owners' equity .         40,255          76,267           6,339          --
Contract owners' equity beginning
  of period ...........................         76,267              --              --          --
                                             ---------         -------         -------     -------
Contract owners' equity end of period .      $ 116,522          76,267           6,339          --
                                             =========         =======         =======     =======

CHANGES IN UNITS:
  Beginning units .....................          7,311              --              --          --
                                             ---------         -------         -------     -------
  Units purchased .....................          6,871           7,311           1,668          --
  Units redeemed ......................         (1,334)             --              --          --
                                             ---------         -------         -------     -------
  Ending units ........................         12,848           7,311           1,668          --
                                             =========         =======         =======     =======


                                                   NBAMTGuard                       NBAMTMCGr
                                             -----------------------         -----------------------
                                               2001            2000            2001           2000
                                             -------          ------         -------         -------
Investment activity:
  Net investment income ...............         (101)            (46)         (1,077)           (159)
  Realized gain (loss) on investments .           --               5          (8,364)         (1,707)
  Change in unrealized gain (loss)
    on investments ....................         (696)             55         (14,188)         (4,738)
  Reinvested capital gains ............          334              --              --              --
                                             -------          ------         -------         -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................         (463)             14         (23,629)         (6,604)
                                             -------          ------         -------         -------
Equity transactions:
  Purchase payments received from
    contract owners ...................           --              (1)           (979)          2,403
  Transfers between funds .............        9,441           5,326          63,840          46,173
  Surrenders ..........................           --              --              --              --
  Adjustment to maintain reserves .....           (1)             --             (11)             --
                                             -------          ------         -------         -------
       Net equity transactions ........        9,440           5,325          62,850          48,576
                                             -------          ------         -------         -------
Net change in contract owners' equity .        8,977           5,339          39,221          41,972
Contract owners' equity beginning
  of period ...........................        5,339              --          41,972              --
                                             -------          ------         -------         -------
Contract owners' equity end of period .       14,316           5,339          81,193          41,972
                                             =======          ======         =======         =======

CHANGES IN UNITS:
  Beginning units .....................          461              --           3,100              --
                                             -------          ------         -------         -------
  Units purchased .....................          812             461           4,972           3,100
  Units redeemed ......................           --              --              --              --
                                             -------          ------         -------         -------
  Ending units ........................        1,273             461           8,072           3,100
                                             =======          ======         =======         =======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000

                                                     NBAMTPart                     OppAggGro
                                             -----------------------        ----------------------
                                               2001           2000            2001           2000
                                             --------        -------        -------        -------
Investment activity:
  Net investment income ...............      $   (171)           (54)          (267)          (749)
  Realized gain (loss) on investments .           (17)          (140)       (58,040)        (1,029)
  Change in unrealized gain (loss)
    on investments ....................        (1,152)           248        (34,566)       (54,549)
  Reinvested capital gains ............           623             --         26,736            398
                                             --------        -------        -------        -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................          (717)            54        (66,137)       (55,929)
                                             --------        -------        -------        -------
Equity transactions:
  Purchase payments received from
    contract owners ...................           (29)           194         (3,472)         3,432
  Transfers between funds .............         4,012         13,448         35,505        206,662
  Surrenders ..........................            --             --             --             --
  Adjustment to maintain reserves .....             7             --            (16)            --
                                             --------        -------        -------        -------
       Net equity transactions ........         3,990         13,642         32,017        210,094
                                             --------        -------        -------        -------
Net change in contract owners' equity .         3,273         13,696        (34,120)       154,165
Contract owners' equity beginning
  of period ...........................        13,696             --        154,165             --
                                             --------        -------        -------        -------
Contract owners' equity end of period .      $ 16,969         13,696        120,045        154,165
                                             ========        =======        =======        =======

CHANGES IN UNITS:
  Beginning units .....................         1,265             --         12,131             --
                                             --------        -------        -------        -------
  Units purchased .....................           371          1,265          3,871         12,131
  Units redeemed ......................            --             --         (2,062)            --
                                             --------        -------        -------        -------
  Ending units ........................         1,636          1,265         13,940         12,131
                                             ========        =======        =======        =======


                                                     OppCapAp                      OppGlSec
                                              ----------------------        ----------------------
                                                2001           2000           2001          2000
                                              -------        -------        -------        -------
Investment activity:
  Net investment income ...............        (1,229)          (525)           (30)           (88)
  Realized gain (loss) on investments .        (4,164)           210           (979)          (279)
  Change in unrealized gain (loss)
    on investments ....................       (36,637)        (7,127)       (20,266)          (654)
  Reinvested capital gains ............        16,773            361         11,349             --
                                              -------        -------        -------        -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................       (25,257)        (7,081)        (9,926)        (1,021)
                                              -------        -------        -------        -------
Equity transactions:
  Purchase payments received from
    contract owners ...................          (312)           381          4,236            218
  Transfers between funds .............        46,682        145,580         26,467         29,188
  Surrenders ..........................            --             --             --             --
  Adjustment to maintain reserves .....           (20)            --          3,855             --
                                              -------        -------        -------        -------
       Net equity transactions ........        46,350        145,961         34,558         29,406
                                              -------        -------        -------        -------
Net change in contract owners' equity .        21,093        138,880         24,632         28,385
Contract owners' equity beginning
  of period ...........................       138,880             --         28,385             --
                                              -------        -------        -------        -------
Contract owners' equity end of period .       159,973        138,880         53,017         28,385
                                              -------        -------        -------        -------

CHANGES IN UNITS:
  Beginning units .....................        10,980             --          2,985             --
                                              -------        -------        -------        -------
  Units purchased .....................         3,694         10,980          3,444          2,985
  Units redeemed ......................            --             --             --             --
                                              -------        -------        -------        -------
  Ending units ........................        14,674         10,980          6,429          2,985
                                              -------        -------        -------        -------


                                                                    (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000

                                                     OppMSGrInc                       StOpp2
                                             -------------------------         -----------------------
                                                2001            2000            2001            2000
                                             ---------         -------         -------         -------
Investment activity:
  Net investment income ...............      $  (1,705)           (577)           (733)           (132)
  Realized gain (loss) on investments .           (631)             (6)           (279)             (7)
  Change in unrealized gain (loss)
    on investments ....................        (22,351)        (12,865)        (20,063)         (3,124)
  Reinvested capital gains ............             --             159          14,236           3,755
                                             ---------         -------         -------         -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................        (24,687)        (13,289)         (6,839)            492
                                             ---------         -------         -------         -------
Equity transactions:
  Purchase payments received from
    contract owners ...................           (793)          1,121             (11)            392
  Transfers between funds .............         59,255         189,063          63,214          35,034
  Surrenders ..........................             --              --              --              --
  Adjustment to maintain reserves .....            (20)             --             173              --
                                             ---------         -------         -------         -------
       Net equity transactions ........         58,442         190,184          63,376          35,426
                                             ---------         -------         -------         -------
Net change in contract owners' equity .         33,755         176,895          56,537          35,918
Contract owners' equity beginning
  of period ...........................        176,895              --          35,918              --
                                             ---------         -------         -------         -------
Contract owners' equity end of period .      $ 210,650         176,895          92,455          35,918
                                             =========         =======         =======         =======

CHANGES IN UNITS:
  Beginning units .....................         17,667              --           3,679              --
                                             ---------         -------         -------         -------
  Units purchased .....................          6,085          17,667           6,273           3,679
  Units redeemed ......................             --              --              --              --
                                             ---------         -------         -------         -------
  Ending units ........................         23,752          17,667           9,952           3,679
                                             =========         =======         =======         =======



                                                    UIFEmMkt                      UIFMidCapG
                                             -----------------------         --------------------
                                               2001           2000            2001          2000
                                             -------         -------         -------      -------
Investment activity:
  Net investment income ...............          (43)            319              (2)          --
  Realized gain (loss) on investments .          120              --              --           --
  Change in unrealized gain (loss)
    on investments ....................          186            (186)             89           --
  Reinvested capital gains ............           --              --              --           --
                                             -------         -------         -------      -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................          263             133              87           --
                                             -------         -------         -------      -------
Equity transactions:
  Purchase payments received from
    contract owners ...................           --              (5)             --           --
  Transfers between funds .............       (3,438)          3,043           3,438           --
  Surrenders ..........................           --              --              --           --
  Adjustment to maintain reserves .....            4              --              (3)          --
                                             -------         -------         -------      -------
       Net equity transactions ........       (3,434)          3,038           3,435           --
                                             -------         -------         -------      -------
Net change in contract owners' equity .       (3,171)          3,171           3,522           --
Contract owners' equity beginning
  of period ...........................        3,171              --              --           --
                                             -------         -------         -------      -------
Contract owners' equity end of period .           --           3,171           3,522           --
                                             -------         -------         -------      -------

CHANGES IN UNITS:
  Beginning units .....................          255              --              --           --
                                             -------         -------         -------      -------
  Units purchased .....................           --             255             587           --
  Units redeemed ......................         (255)             --              --           --
                                             -------         -------         -------      -------
  Ending units ........................           --             255             587           --
                                             -------         -------         -------      -------

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000

                                                     UIFUSRE                      VEWrldEMkt                    VEWrldHAs
                                             -----------------------        ----------------------        ----------------------
                                               2001           2000            2001           2000           2001           2000
                                             --------        -------        -------        -------        -------        -------

Investment activity:
  Net investment income ...............      $    656             44            (13)           (14)           (79)           (89)
  Realized gain (loss) on investments .           167             --           (330)          (214)            (7)            --
  Change in unrealized gain (loss)
    on investments ....................         1,031            140            281           (396)        (3,916)         2,023
  Reinvested capital gains ............           217             15             --             --             --             --
                                             --------        -------        -------        -------        -------        -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................         2,071            199            (62)          (624)        (4,002)         1,934
                                             --------        -------        -------        -------        -------        -------
Equity transactions:
  Purchase payments received from
    contract owners ...................           (22)            (4)            34           (126)            --             28
  Transfers between funds .............        21,920          2,804             --          1,618             --         32,229
  Surrenders ..........................            --             --             --             --             --             --
  Adjustment to maintain reserves .....             8             --              1             --             (1)            --
                                             --------        -------        -------        -------        -------        -------
       Net equity transactions ........        21,906          2,800             35          1,492             (1)        32,257
                                             --------        -------        -------        -------        -------        -------
Net change in contract owners' equity .        23,977          2,999            (27)           868         (4,003)        34,191
Contract owners' equity beginning
  of period ...........................         2,999             --            868             --         34,191             --
                                             --------        -------        -------        -------        -------        -------
Contract owners' equity end of period .      $ 26,976          2,999            841            868         30,188         34,191
                                             ========        =======        =======        =======        -------        -------

CHANGES IN UNITS:
  Beginning units .....................           242             --             97             --          3,018             --
                                             --------        -------        -------        -------        -------        -------
  Units purchased .....................         1,768            242             --             97             --          3,018
  Units redeemed ......................            --             --             --             --             --             --
                                             --------        -------        -------        -------        -------        -------
  Ending units ........................         2,010            242             97             97          3,018          3,018
                                             ========        =======        =======        =======        -------        -------

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-10
                          NOTES TO FINANCIAL STATEMENTS

                            December 31,2001 and 2000

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

        The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; how-ever, other distributors are utilized.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

        Contract owners in either the accumulation or payout phase may invest in the following:

           Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
             American Century VP - American Century VP Income & Growth (ACVPIncGr) American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

           Portfolios of the Credit Suisse Trust;
            (*)Credit Suisse Trust - Global Post-Venture Capital Portfolio
               (CSWPGPV)
            (*)Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)
             Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)

           Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
             Dreyfus IP - European Equity Portfolio (DryEuroEq)
           The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro) Dreyfus Stock Index Fund (DryStkIx)

           Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
             Dreyfus VIF - Appreciation Portfolio (DryAp)

           Federated Insurance Series (Federated IS) - Federated Quality Bond Fund II (FISFedQual)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
             Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS) Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS) Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund II
             (Fidelity(R) VIP-II);
           Fidelity(R) VIP-II - Contrafund Portfolio: Service Class (FidVIPConS)

           Portfolio of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP-III);
             Fidelity(R) VIP-III - Growth Opportunities Portfolio:Service Class (FidVIPGrOpS)

           Portfolios of the Janus Aspen Series;
             Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
             Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlTech)
             Janus Aspen Series - International Growth Portfolio - Service Shares (JanIntGro)

    Funds of the Nationwide(R) Separate Account Trust (Nationwide(R) SAT);
      Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp) Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx) Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc) Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd) Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt) Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
      Nationwide(R) SAT - Gartmore International Growth Fund Class I
      (NSATIntGr)
      Nationwide(R) SAT - Global 50 Fund Class I (NSATGlob50)
      Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd) Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I (NSATBal) Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I (NSATMSecBd) Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
      Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG) Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV) Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo)
      Nationwide(R) SAT - Strategic Value Fund Class I (NSATStrVal) Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap) Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
      Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)

    Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger
      Berman AMT);
      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

    Funds of the Oppenheimer Variable Account Funds;
      Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
      Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
      Oppenheimer Global Securities Fund/VA (OppGlSec)
      Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)

    Strong Opportunity Fund II, Inc.(StOpp2)

    Portfolios of the Universal Institutional Funds, Inc.(UIF);
      UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
        (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
      UIF - Mid Cap Growth Portfolio (UIFMidCapG)
      UIF - U.S.Real Estate Portfolio (UIFUSRE)
        (formerly Morgan Stanley - U.S. Real Estate Securities Portfolio)

    Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

At December 31, 2001, contract owners have invested in all of the above funds except for those indicated with an asterisk(*). The contract owners'equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

                                                                     (Continued)

                       NATIONWIDE VARIABLE ACCOUNT-10
                          NOTES TO FINANCIAL STATEMENTS,Continued

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f) Calculation of Annuity Reserves

        Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) Expenses

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 8% of purchase payments surrendered. After 5 years, such charge will decline 1% per year, to 0%, after the purchase payment has been held in the contract for 13 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 1.40%.

(3) Related Party Transactions

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Financial Highlights

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate and total return for each year in the two year period ended December 31, 2001 and the period December 15, 1999 (commencement of operations) through December 31, 1999.

                                                                         Contract                  Unit       Contract
                                                                          Expense                  Fair        Owners'     Total
                                                                          Rate(*)     Units       Value        Equity    Return(**)
                                                                         --------     -----       -----       --------   ----------
    American Century VP - American Century VP Income & Growth
       2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%      9,269   $  9.031047   $  83,709     -9.64%
       2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%      8,026      9.994986      80,220    -11.86%

    American Century VP - American Century VP International
       2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%     12,788      8.382669     107,198    -30.17%
       2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%      9,575     12.004879     114,947    -17.98%

    American Century VP - American Century VP Value
       2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%      3,962     12.762833      50,566     11.23%

    Credit Suisse Trust - Large Cap Value Portfolio
       2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%        419     10.682924       4,476     -0.48%
       2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%        419     10.734004       4,498      7.39%

    Dreyfus IP - European Equity Portfolio
       2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%        523      8.783001       4,594    -29.14%
       2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%        436     12.394036       5,404     -3.35%

    The Dreyfus Socially Responsible Growth Fund, Inc.
       2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%     13,983      8.034090     112,341    -23.67%
       2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%     10,077     10.525008     106,061    -12.27%

    Dreyfus Stock Index Fund
       2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%     30,781      8.857475     272,642    -13.42%
       2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%     12,219     10.230170     125,002    -10.54%

    Dreyfus VIF - Appreciation Portfolio
       2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%      4,671      9.629488      44,979    -10.59%
       2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%      3,423     10.769627      36,864     -2.03%

    Federated IS - Federated Quality Bond Fund II
       2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%      9,786     11.557776     113,104      6.49%
       2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%     10,066     10.852961     109,246      8.91%

    Fidelity((R))VIP - Equity-Income Portfolio: Service Class
       2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%      7,182     10.349678      74,331     -6.43%
       2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%      4,066     11.060358      44,971      6.80%

    Fidelity((R))VIP - Growth Portfolio: Service Class
       2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%     22,131      8.719157     192,964    -18.89%
       2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%     12,108     10.749298     130,153    -12.31%

    Fidelity((R))VIP - High Income Portfolio: Service Class
       2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%      1,699      6.873318      11,678    -13.14%
       2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.40%        447      7.912811       3,537    -23.69%


                                                                (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                   Contract                  Unit       Contract
                                                                    Expense                  Fair        Owners'     Total
                                                                    Rate(*)     Units       Value        Equity    Return(**)
                                                                   --------     -----       -----       --------   ----------
Fidelity((R))VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%        4,667      7.667226     35,783      -22.38%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%        3,434      9.878160     33,922      -20.28%

Fidelity((R))VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%        9,921      9.353696     92,798       -13.6%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%        6,693     10.825529     72,455       -8.01%

Fidelity((R))VIP III - Growth Opportunities Portfolio:
Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%        3,807      7.314276     27,845      -15.64%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%        3,324      8.670739     28,822      -18.33%

Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%       29,207      6.266779    183,034      -22.92%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%       17,900      8.130665    145,539      -18.69%  1/27/00

Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%       23,812      4.015999     95,629      -38.20%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%       19,841      6.497870    128,924      -35.02%  1/27/00

Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%       14,723      6.166223     90,785      -24.50%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%        8,093      8.167360     66,098      -18.33%  1/27/00

Nationwide((R))SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%       10,377      5.364127     55,664      -29.15%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%        4,555      7.570947     34,486      -27.56%

Nationwide((R))SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%        4,929     12.926038     63,712       -2.70%

Nationwide((R))SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%          839      8.698632      7,298      -13.39%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%          489     10.043488      4,911      -11.87%

Nationwide((R))SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%        1,489      9.528493     14,188        2.75%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%          461      9.273545      4,275       -9.55%

Nationwide((R))SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%        1,004      8.116661      8,149       -6.52%

Nationwide((R))SAT - Gartmore Global Technology &
Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%        1,514      3.386452      5,127      -43.53%

Nationwide((R))SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%          863      7.883471      6,803      -19.95%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%          140      9.848693      1,379      -13.54%

Nationwide((R))SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%       14,698     11.657054    171,335        5.75%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.40%        9,659     11.023698    106,478       10.97%

                                                                  Contract                 Unit      Contract
                                                                  Expense                 Fair        Owners'       Total
                                                                  Rate(*)     Units       Value       Equity      Return(**)
                                                                 --------     -----       -----      --------     ----------
Nationwide((R))SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         4,320     9.393922      40,582      -5.03%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%           424     9.891564       4,194      -1.74%

Nationwide((R))SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         2,130    10.920881      23,261       2.72%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         1,182    10.631465      12,566       4.18%

Nationwide((R))SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%        37,457    10.776329     403,649       2.15%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%       117,676    10.550029   1,241,485       4.55%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         6,004    10.090878      60,586       0.91%  9/30/99

Nationwide((R))SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         4,240    11.981329      50,801     -12.10%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         1,875    13.629995      25,556     -17.34%

Nationwide((R))SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         9,815    15.410765     151,257      26.47%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         2,891    12.185229      35,227       9.65%

Nationwide((R))SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         8,221    13.027737     107,101      -8.02%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         5,183    14.163507      73,409       7.38%

Nationwide((R))SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%           377    10.933371       4,122      -4.62%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%           377    11.462858       4,321       6.11%

Nationwide((R))SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         5,127     8.156718      41,819     -31.29%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         2,594    11.871593      30,795     -16.56%

Nationwide((R))SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%        12,848     9.069269     116,522     -13.06%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         7,311    10.431879      76,267      -3.48%

Nationwide((R))SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         1,668     3.800451       6,339     -39.89%

Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         1,273    11.246113      14,316      -2.90%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%           461    11.581399       5,339      -0.28%

Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         8,072    10.058649      81,193     -25.71%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         3,100    13.539428      41,972      -8.75%

Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         1,636    10.372420      16,969      -4.20%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         1,265    10.826755      13,696      -0.70%

Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%        13,940     8.611534     120,045     -32.24%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%        12,131    12.708360     154,165     -12.48%

                                                                  (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10
                     NOTES TO FINANCIAL STATEMENTS,Continued


                                                                  Contract                 Unit      Contract
                                                                  Expense                 Fair        Owners'       Total
                                                                  Rate(*)    Units        Value       Equity      Return(**)
                                                                 --------    -----        -----      --------     ----------
   Oppenheimer Capital Appreciation Fund/VA
      2001  . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%      14,674     10.901827      159,973    -13.81%
      2000  . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%      10,980     12.648451      138,880      1.62%

   Oppenheimer Global Securities Fund/VA
      2001  . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%       6,429      8.246547       53,017    -13.28%
      2000  . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%       2,985      9.509088       28,385     -4.91%  5/1/00

   Oppenheimer Main Street Growth & Income Fund/VA
      2001  . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%      23,752      8.868722      210,650    -11.43%
      2000  . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%      17,667     10.012734      176,895    -10.05%

   Strong Opportunity Fund II, Inc.
      2001  . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%       9,952      9.290050       92,455     -5.06%
      2000  . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%       3,679      9.762926       35,918     -2.37%  5/1/00

   UIF - Emerging Markets Debt Portfolio
      2000  . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         255     12.435607        3,171      9.84%

   UIF - Mid Cap Growth Portfolio
      2001  . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         587      5.999237        3,522    -30.31%

   UIF - U.S. Real Estate Portfolio
      2001  . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%       2,010     13.420828       26,976      8.30%
      2000  . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%         242     12.392833        2,999      3.91%  9/21/00

   Van Eck WIT - Worldwide Emerging Markets Fund
      2001  . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%          97      8.665393          841     -3.19%
      2000  . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%          97      8.951361          868    -42.68%

   Van Eck WIT - Worldwide Hard Assets Fund
      2001  . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%       3,018     10.002743       30,188    -11.71%
      2000  . . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%       3,018     11.328950       34,191      9.85%
                                                                                                    ----------

   Total Contract Owners' Equity by Year
      2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $3,686,330
                                                                                                    ==========
      2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $3,528,491
                                                                                                    ==========
      1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   60,586
                                                                                                    ==========



(*) This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-10:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002

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